Pension Plans, Postretirement and Other Employee Benefits - Projected Benefit Obligation Accumulated Benefit Obligation and Fair Value of Plan Assets for All Pension Plans (Detail) - Pension Plans, Defined Benefit - USD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Projected benefit obligation	$ 263	$ 272
Accumulated benefit obligation	263	272
Fair value of plan assets	202	192
Foreign
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Projected benefit obligation	117	266
Accumulated benefit obligation	112	261
Fair value of plan assets	$ 56	$ 188